Share-Based Compensation - Summary of Share Option Activity (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding, Beginning Balance | shares	7,200,816
Number of Options, Granted | shares	1,367,791
Number of Options, Forfeited | shares	652,406
Number of Options, Exercised | shares	549,007
Number of Options, Outstanding, Ending Balance | shares	7,367,194	7,200,816
Number of Options, Vested and expected to vest | shares			7,367,194
Number of Options, Exercisable | shares			5,496,609
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 8.48
Weighted-Average Exercise Price, Granted	7.26
Weighted-Average Exercise Price, Forfeited	11.77
Weighted-Average Exercise Price, Exercised	5.50
Weighted-Average Exercise Price, Outstanding, Ending Balance	8.18	$ 8.48
Weighted-Average Exercise Price, Vested and expected to vest	8.18
Weighted-Average Exercise Price, Exercisable	7.73
Weighted- Average grant-date Fair Value per Option, Outstanding, Beginning Balance	17.03
Weighted- Average grant-date Fair Value per Option, Granted	24.61
Weighted- Average grant-date Fair Value per Option, Forfeited	21.07
Weighted- Average grant-date Fair Value per Option, Exercised	9.19
Weighted- Average grant-date Fair Value per Option, Outstanding, Ending Balance	18.66	$ 17.03
Weighted- Average grant-date Fair Value per Option, Vested and expected to vest	18.66
Weighted- Average grant-date Fair Value per Option, Exercisable	$ 14.37
Weighted Average Remaining Contractual Term (Years), Outstanding	6 years 1 month 2 days	7 years 3 months 7 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	6 years 1 month 2 days
Weighted Average Remaining Contractual Term (Years), Exercisable	5 years 4 months 6 days
Aggregate Intrinsic Value, Outstanding | ¥		$ 232,933	¥ 48,464
Aggregate Intrinsic Value, Vested and expected to vest | ¥			48,464
Aggregate Intrinsic Value, Exercisable | ¥			¥ 35,908